Basis of presentation (Details Textual) $ in Thousands	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents, At Carrying Value		$ 22,081	$ 26,758	$ 17,661	$ 12,708
Scenario, Forecast [Member] | Cipher Pharmaceuticals [Member]
Divestiture of Business, Consideration Receivable	$ 25,500